TRADE ACCOUNTS AND BILLS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2017
TRADE ACCOUNTS AND BILLS PAYABLE [abstract]
Schedule of trade accounts and bills payable

	December 31,
	2016	2017
	RMB	RMB

Amounts due to third parties	154,882	177,224
Amounts due to Sinopec Group Company and fellow subsidiaries	13,168	13,350
Amounts due to associates and joint ventures	6,251	9,499

	174,301	200,073
Bills payable	5,828	6,462

Trade accounts and bills payable measured at amortized cost	180,129	206,535